25. Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Maturities of operating lease liabilities

Maturities of operating lease liabilities as of December 31, 2019 were as follows:

Maturity of Lease Liabilities	Operating Leases
2020	$546
2021	378
2022	223
2023	175
2024	111
Thereafter	1,402
Total lease payments	2,835
Less: interest	(909)
Present value of lease payments	$1,926
Operating lease liabilities, current	$426
Operating lease liabilities, noncurrent	$1,500

Supplemental information related to operating leases

Supplemental information related to operating leases was as follows:

For the year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities	$497
New operating lease assets obtained in exchange for operating lease liabilities	$2,419